Accounts Receivable, Net	12 Months Ended
Mar. 31, 2025
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET

NOTE 3 – ACCOUNTS RECEIVABLE, NET

Accounts receivable consisted of the following:

	As of March 31, 2025	As of March 31, 2024
Accounts receivable	$1,317,031	$1,482,743
Less: allowance for doubtful accounts	(599,322)	(443,163)
Total accounts receivable, net	$717,709	$1,039,580

Provisions for doubtful accounts were $128,929, $443,163 and $535,768 for the years ended March 31, 2025, 2024 and 2023, respectively.